Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Borrowings

(in millions of Euros)	December 31, 2017							December 31, 2016
	Nominal Value in Currency	Nominal rate	Effective rate	Nominal Value in Euros	(Arrangement fees)	Accrued interests	Carrying value	Carrying value
Secured ABL(A)
Ravenswood (due 2018)	—	Floating	—	—	—	—	—	46
Muscle Shoals (due 2020)	—	Floating	—	—	—	—	—	—
Pan US ABL (due 2022)	$78	Floating	3.79%	65	—	—	65	—

Secured Inventory Based Facility (due 2019) (B)	—	Floating	—	—	—	—	—	—

Senior Secured Notes
Constellium N.V. (D) (Issued March 2016, due 2021)	$425	7.88%	8.94%	—	—	—	—	401
Muscle Shoals (C)	$650	8.75%	7.45%	—	—	—	—	635

Senior Unsecured Notes
Constellium N.V. (Issued May 2014, due 2024)	$400	5.75%	6.26%	334	(4)	2	332	377
Constellium N.V. (Issued May 2014, due 2021)	€300	4.63%	5.16%	300	(4)	2	298	298
Constellium N.V. (D) (Issued December 2014, due 2023)	$400	8.00%	8.61%	—	—	—	—	387
Constellium N.V. (D) (Issued December 2014, due 2023)	€240	7.00%	7.54%	—	—	—	—	244
Constellium N.V. (C) (Issued February 2017, due 2025)	$650	6.63%	7.13%	542	(13)	12	541	—
Constellium N.V. (D) (Issued November 2017, due 2026)	$500	5.88%	6.26%	417	(8)	4	413	—
Constellium N.V. (D) (Issued November 2017, due 2026)	€400	4.25%	4.57%	400	(7)	2	395	—
Other loans (including Finance leases)				82	—	1	83	80

Total Borrowings				2,140	(36)	23	2,127	2,468

Of which non-current							2,021	2,361
Of which current							106	107

Constellium N.V. Senior Notes are guaranteed by certain subsidiaries.

(A)

On June 21, 2017, Ravenswood and Muscle Shoals terminated their existing respective secured asset-based variable rate revolving credit facilities. The two entities entered into a pan US ABL consisting of a $300 million initial credit facility due 2022 and a $200 million committed accordion, at the company’s option, under certain conditions.

(B)	On April 21, 2017, two French entities entered into a new secured Revolving Credit Facility on inventory for €100 million due 2019.
(C)	On February 16, 2017, Constellium N.V. issued a $650 million principal amount of 6.625% Senior Notes due 2025. Deferred arrangement fees amounted to €14 million on the issuance date. The net proceeds of Constellium N.V. Senior Notes were used to repurchase the Muscle Shoals Senior Secured Notes due 2018.
(D)	On November 9, 2017, Constellium N.V. issued a $500 million principal amount of 5.875% Senior Notes due 2026 and €400 million principal amount of 4.25% Senior Notes due 2026. Deferred arrangement fees amounted to €15 million on the issuance date. The net proceeds of the Constellium N.V. Senior Notes were used to repurchase the Constellium N.V. Senior Secured Notes issued in March 2016, due 2021 and Constellium N.V. Senior Unsecured Notes issued in December 2014, due 2023.

Summary of Reconciliation of Movement in Net Borrowings Explanatory

20.2 Movements in borrowings

(in millions of Euros)	Year ended 2017	Year ended 2016
At January 1,	2,468	2,233
Cash flows
Proceeds from issuance of Senior Notes (A) (B)	1,440	375
Repayments of Senior Notes or PIK Toggle notes (B) (C) (D)	(1,559)	(148)
Proceeds / (Repayments) from U.S. Revolving Credit Facilities and other loans	29	(69)
Arrangement fees payment	(29)	(12)
Finance lease repayment and others	(13)	(10)
Non-cash changes
Movement in interests accrued or capitalized	(13)	15
New finance leases	17	16
Deferred arrangement fees and step-up amortization	7	(10)
Effects of changes in foreign exchange rates	(220)	78

At December 31,	2,127	2,468

(A)	The proceeds from the Senior Notes issued on November 9, 2017 represented €830 million, converted at the issuance date exchange rate of EUR/USD=1.1630.
(B)	The proceeds from the Senior Notes issued on February 16, 2017 represented €610 million, converted at the issuance date exchange rate of EUR/USD=1.0652. The repurchase of Muscle Shoals Senior Notes was completed on the same day for the same amount.
(C)	The redemption of Secured and Unsecured Notes on November 9, 2017 represented €949 million, converted at the redemption date exchange rate of EUR/USD=1.1630.
(D)	The redemption of PIK Toggle Notes on December 5, 2016 represented €148 million, converted at the redemption date exchange rate of EUR/USD=1.0702.

Summary of Composition of Carrying Amounts of Total Borrowings

The composition of the carrying amounts of total borrowings in Euro equivalents is denominated in the currencies shown below:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
U.S. Dollar	1,387	1,887
Euro	720	575
Other currencies	20	6

Total borrowings	2,127	2,468